UNAUDITED PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEET (USD $)	Sep. 30, 2011
Vycor
Current assets:
Cash and cash equivalents	$ 1,833,831
Accounts receivable	113,575
Inventory	118,157
Prepaid expenses and other current assets	1,176,941
Total current assets	3,242,504
Fixed assets, net	671,607
Intangible and Other assets
Intangible assets, net	130,000
Patents, net of accumulated amortization	343,622
Website, net of accumulated amortization	5,165
Security deposits	8,988
Intangible and Other Asset	487,775
Total assets	4,401,886
Current liabilities:
Accounts payable	241,889
Accrued interest	24,986
Accrued liabilities	658,098
Other Current Liabilities	101,179
Notes payable - current	318,327
Total current liabilities	1,344,479
Notes payable - long term	1,316,362
Other long term liabilities
Total liabilities	2,660,841
Shareholders' equity (deficit):
Preferred stock	1
Common stock	80,616
Additional paid-in capital	12,461,726
Accumulated deficit	(10,803,211)
Accumulated Other Comprehensive Income	1,913
Total shareholders' equity (deficit)	1,741,045
Total liabilities and shareholders' equity	4,401,886
Sight Science
Current assets:
Cash and cash equivalents	25,541
Accounts receivable	1,695
Inventory
Prepaid expenses and other current assets
Total current assets	27,236
Fixed assets, net	6,002
Intangible and Other assets
Intangible assets, net
Patents, net of accumulated amortization
Website, net of accumulated amortization
Security deposits
Intangible and Other Asset
Total assets	33,238
Current liabilities:
Accounts payable	12,948
Accrued interest
Accrued liabilities
Other Current Liabilities	37,510
Notes payable - current
Total current liabilities	50,458
Notes payable - long term
Other long term liabilities	74,103
Total liabilities	124,561
Shareholders' equity (deficit):
Preferred stock
Common stock	234
Additional paid-in capital
Accumulated deficit	(91,874)
Accumulated Other Comprehensive Income	317
Total shareholders' equity (deficit)	(91,323)
Total liabilities and shareholders' equity	33,238
Adjustments
Current assets:
Cash and cash equivalents	(156,250)	[1]
Accounts receivable
Inventory
Prepaid expenses and other current assets
Total current assets	(156,250)
Fixed assets, net	365,625	[1]
Intangible and Other assets
Intangible assets, net	121,875	[1]
Patents, net of accumulated amortization	181,250	[1]
Website, net of accumulated amortization
Security deposits
Intangible and Other Asset	303,125
Total assets	512,500
Current liabilities:
Accounts payable	(9,230)	[2]
Accrued interest
Accrued liabilities	45,943	[3]
Other Current Liabilities	(14,063)	[4]
Notes payable - current
Total current liabilities	22,650
Notes payable - long term	(74,103)	[4]
Other long term liabilities	156,250	[1]
Total liabilities	104,797
Shareholders' equity (deficit):
Preferred stock
Common stock	1,201	[1],[2]
Additional paid-in capital	287,265	[1],[2],[4]
Accumulated deficit	119,554	[3],[4],[5]
Accumulated Other Comprehensive Income	(317)	[2]
Total shareholders' equity (deficit)	407,703
Total liabilities and shareholders' equity	512,500
Proforma Combined
Current assets:
Cash and cash equivalents	1,703,122
Accounts receivable	115,270
Inventory	118,157
Prepaid expenses and other current assets	1,176,941
Total current assets	3,113,490
Fixed assets, net	1,043,234
Intangible and Other assets
Intangible assets, net	251,875
Patents, net of accumulated amortization	524,872
Website, net of accumulated amortization	5,165
Security deposits	8,988
Intangible and Other Asset	790,900
Total assets	4,947,624
Current liabilities:
Accounts payable	245,607
Accrued interest	24,986
Accrued liabilities	704,041
Other Current Liabilities	124,626
Notes payable - current	318,327
Total current liabilities	1,417,587
Notes payable - long term	1,316,362
Other long term liabilities	156,250
Total liabilities	2,890,199
Shareholders' equity (deficit):
Preferred stock	1
Common stock	82,051
Additional paid-in capital	12,748,991
Accumulated deficit	(10,775,531)
Accumulated Other Comprehensive Income	1,913
Total shareholders' equity (deficit)	2,057,425
Total liabilities and shareholders' equity	$ 4,947,624

[1]	Reflects the acquisition by Vycor of the share capital of Sight Science. The transaction took place on January 4, 2012 and comprised: Sep 30, 2011 rate Jan 3, 2012 rate Cash at closing £100,000 $156,250 $155,330 Cash due on January 4, 2013 £100,000 $156,250 $155,330 Stock consideration £184,768 $288,700 $287,000 Total Consideration £384,768 $601,200 $597,660 Reflects the ASC 805 valuation of the intangible assets acquired in the transaction: Trademarks and Tradenames £78,000 $121,875 $121,157 Patents £116,000 $181,250 $180,183 Developed Software £234,000 $365,625 $363,472 Total Fair Value of Assets Acquired £431,886 $674,822 $670,849 Negative Goodwill: Excess of Fair Value of Assets Acquired over Total Consideration $73,622
[2]	Reflects the elimination of Sight Science's shareholders' equity in consolidation
[3]	Reflects the transaction costs incurred by Vycor in connection with the acquisition and not accrued at September 30, 2011
[4]	Reflects the conversion of University of Aberdeen's loan to Sight Science and certain accounts payable balances just prior to Closing, together with the payment of outstanding director's fees by the vendors at closing Loan £47,426 $74,103 $73,667 Accounts payable balances £5,907 $9,230 $9,175 Directors fees £9,000 $14,063 $13,980 £62,333 $97,395 $96,822 This contribution to Sight Science's capital is eliminated in adjustment D
[5]	Reflects the effect on the net loss for the period for the acquisition, including the negative goodwill (A) and the transaction costs (B)